Dividends - Summary of Dividends Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Dividends [abstract]
Prior year final dividend, Per share	$ 0.80	$ 1.75	$ 2
Interim dividend, Per share	0.72	0.90	1.50
Dividends paid during the period, Per share	$ 1.52	$ 2.65	$ 3.50
Prior year final dividend, Total	$ 4,065	$ 8,858	$ 10,119
Interim dividend, Total	3,647	4,562	7,601
Dividends paid during the period, Total	$ 7,712	$ 13,420	$ 17,720